Net Income per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net Income per Common Share [Abstract]
Schedule of Earnings per share
	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Basic net income (loss) per share computation:
Net income (loss)	$248,165	$(82,219)	$428,796	$95,496
Weighted-average common shares outstanding	118,377,734	117,195,173	118,158,550	117,060,232
Basic net income (loss) per share	$0.00	$0.00	$0.00	$0.00
Diluted net income (loss) per share computation:
Net income (loss)	$248,165	$(82,219)	$428,796	$95,496
Weighted-average common shares outstanding	118,377,734	117,195,173	118,158,550	117,060,232
Incremental shares attributable to the common stock equivalents	43,548	-	30,715	-
Total adjusted weighted-average shares	118,421,282	117,195,173	118,189,265	117,060,232
Diluted net income (loss) per share	$0.00	$0.00	$0.00	$0.00

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic net income (loss) per share:
Net income (loss) attributable to common stockholders	$322,548	$(1,235,170)
Weighted-average common shares outstanding	117,060,232	115,395,550
Basic net income (loss) per share attributable to common stockholders	$0.00	$(0.01)
Diluted net income (loss) per share:
Net income (loss) attributable to common stockholders	$322,548	$(1,235,170)
Weighted-average common shares outstanding	117,060,232	115,395,550
Incremental shares attributable to warrants and convertible promissory note	-	-
Total adjusted weighted-average shares	117,060,232	115,395,550
Diluted net income (loss) per share attributable to common stockholders	$0.00	$(0.01)

Schedule of anti-dilutive effect on earnings per share
	Nine Months September 30, 2014	Nine Months September 30, 2013
Stock options	5,073,480	2,673,480
Warrants	500,000	750,000

Total potential dilutive securities not included in income per share	5,573,480	3,423,480

	Three Months September 30, 2014	Three Months September 30, 2013
Stock options	5,073,480	2,673,480
Warrants	500,000	750,000

Total potential dilutive securities not included in income per share	5,573,480	3,423,480

	2013	2012
Stock options	2,673,476	2,874,710
Warrants	750,000	750,000

Total potential dilutive securities not included in loss per share	3,423,476	3,624,710